Business Organization and Nature of Operations (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 28, 2019
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 20, 2016	Apr. 20, 2016